Employee benefit obligations - Disclosure of amount recognized in the income statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Total net periodic cost	€ 1,365	€ 1,607	€ 1,560
Leave obligations
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Current service cost, defined benefit plans	114	50	70
Interest cost on benefit obligation	22	14	11
Total net periodic cost	€ 136	€ 64	€ 81